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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-21792

                      AIM Core Allocation Portfolio Series
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices)(Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 11/30/07

Item 1.  Schedule of Investments.

                      AIM CORE ALLOCATION PORTFOLIO SERIES
                              SERIES C AND SERIES M
          Quarterly Schedule of Portfolio Holdings - November 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   PAMCAPS-QTR-1 11/07   AIM Advisors, Inc.

Series C

SCHEDULE OF INVESTMENTS (a)
November 30, 2007
(Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------    -----------
BONDS & NOTES-63.76%
BROADCASTING & CABLE TV-5.93%
Comcast Corp., Unsec. Unsub. Gtd. Notes,
   5.90%, 03/15/16(b)                                  $  520,000    $   525,008
                                                                     -----------
COMPUTER HARDWARE-5.16%
IBM International Group Capital
   LLC, Unsec. Gtd. Global Notes,
   5.05%, 10/22/12(b)                                     450,000        456,484
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES-2.57%
Broadridge Financial Solutions
   Inc., Sr. Unsec. Notes,
   6.13%, 06/01/17(b)                                     230,000        227,162
                                                                     -----------
DEPARTMENT STORES-4.46%
Marks & Spencer PLC (United
   Kingdom), Sr. Unsec. Unsub. Notes,
   7.13%, 12/01/37
   (Acquired 11/29/07;
   Cost $394,308)(c)(d)                                   400,000        394,308
                                                                     -----------
DISTILLERS & VINTNERS-0.06%
Diageo Capital PLC (United
   Kingdom), Unsec. Gtd. Unsub.
   Global Notes,
   5.75%, 10/23/17(b)                                       5,000          5,105
                                                                     -----------
DIVERSIFIED BANKS-3.38%
   HSBC Holdings PLC (United
   Kingdom), Unsec. Sub. Global Notes,
   6.50%, 09/15/37(b)                                     100,000         95,851
                                                                     -----------
Wachovia Corp., Sr. Unsec. Notes,
   5.35%, 03/15/11(b)                                     200,000        203,156
                                                                     -----------
                                                                         299,007
                                                                     -----------
ELECTRIC UTILITIES-6.67%
Exelon Generation Co. LLC,
   Sr. Unsec. Notes,
   6.20%, 10/01/17(b)                                     250,000        250,140
                                                                     -----------
PPL Energy Supply LLC, Sr.
   Unsec. Unsub. Notes,
   5.40%, 08/15/14(b)                                     300,000        295,323
                                                                     -----------
Virginia Electric and Power Co.,
   Sr. Unsec. Notes,
   6.35%, 11/30/37(b)                                      45,000         44,828
                                                                     -----------
                                                                         590,291
                                                                     -----------
HEALTH CARE EQUIPMENT-1.77%
Covidien International Finance
   S.A., Sr. Unsec. Gtd. Unsub.
   Notes, 6.55%, 10/15/37
   (Acquired 10/17/07; Cost
   $149,340)(b)(c)                                        150,000        156,456
                                                                     -----------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------    -----------
INDUSTRIAL CONGLOMERATES-5.65%
General Electric Capital
   Corp.-Series A, Sr. Unsec.
   Medium- Term Global Notes,
   5.25%, 10/19/12(b)                                  $  350,000     $  359,580
                                                                     -----------
Textron Inc., Sr. Unsec. Global
   Notes, 5.60%, 12/01/17(b)                              140,000        140,102
                                                                     -----------
                                                                         499,682
                                                                     -----------
INTEGRATED TELECOMMUNICATION SERVICES-0.46%
Verizon Global Funding Corp.,
   Sr. Global Notes, 5.85%,
   09/15/35(b)                                             40,000         40,264
                                                                     -----------
MOVIES & ENTERTAINMENT-1.73%
Time Warner Inc., Sr. Unsec.
   Gtd. Deb., 6.50%, 11/15/36(b)                          160,000        152,654
                                                                     -----------
MULTI-LINE INSURANCE-3.18%
Liberty Mutual Group Inc., Jr.
   Unsec. Gtd. Sub. Bonds,
   7.80%, 03/15/37 (Acquired
   04/10/07; Cost $297,822)(b)(c)                         300,000        281,343
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES-8.00%
BAC Capital Trust XIV, Gtd.
   Notes, 5.63% (b)(e)                                    125,000        113,792
                                                                     -----------
Capmark Financial Group Inc.,
   Sr. Unsec. Gtd. Notes, 6.30%,
   05/10/17 (Acquired 05/03/07;
   Cost $209,662)(b)(c)                                   210,000        148,825
                                                                     -----------
JPMorgan Chase & Co., Sr. Unsec.
   Notes, 4.60%, 01/17/11(b)                              200,000        199,992
                                                                     -----------
Lazard Group, Sr. Unsec. Global
   Notes, 6.85%, 06/15/17(b)                              250,000        244,980
                                                                     -----------
                                                                         707,589
                                                                     -----------
RAILROADS-1.99%
Burlington Northern Santa Fe
   Corp., Unsec. Global Deb.,
   5.65%, 05/01/17(b)                                     175,000        176,377
                                                                     -----------
RESIDENTIAL REIT'S-2.61%
ERP Operating L.P., Unsec.
   Unsub. Notes, 5.13%,
   03/15/16(b)                                            240,000        230,974
                                                                     -----------
RESTAURANTS-3.91%
Yum! Brands Inc., Sr. Unsec.
   Global Notes, 6.88%,
   11/15/37(b)                                            350,000        346,339
                                                                     -----------
SOVEREIGN DEBT-1.72%
United Mexican States (Mexico),
   Global Notes, 5.63%,
   01/15/17(b)                                            150,000        152,550
                                                                     -----------

Series C

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------    -----------
SPECIALIZED REIT'S-4.51%
HCP Inc., Sr. Unsec. Medium-
   Term Notes, 6.70%, 01/30/18(b)                      $  400,000    $   398,872
                                                                     -----------
      Total Bonds & Notes
         (Cost $5,688,788)                                             5,640,465
                                                                     -----------
U.S. MORTGAGE-BACKED SECURITIES-23.71%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-23.71%
   Pass Through Ctfs.,
   6.00%, 09/01/36(b)                                     751,074        764,285
                                                                     -----------
   Pass Through Ctfs., TBA,
   6.50%, 01/01/38(b)(f)                                  820,000        843,191
   5.00%, 01/01/38(b)(f)                                  500,000        490,078
                                                                     -----------
      Total U.S. Mortgage-Backed Securities
         (Cost $2,064,012)                                             2,097,554
                                                                     -----------
U.S. TREASURY NOTES-10.87%
   4.63%, 12/31/11(b)                                     110,000        115,500
   4.50%, 04/30/12(b)                                     750,000        783,983
   4.25%, 11/15/13(b)                                      60,000         62,278
                                                                     -----------
      Total U.S. Treasury Notes
         (Cost $936,946)                                                 961,761
                                                                     -----------
U.S. GOVERNMENT AGENCY SECURITIES-1.81%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-1.81%
Unsec. Disc. Notes, 4.50%
   (Cost $160,537), 12/24/07(g)                           161,000(h)     160,537
                                                                     -----------


                                                         SHARES
                                                       ----------
MONEY MARKET FUNDS-18.94%
Liquid Assets Portfolio
   -Institutional Class(i)                                837,617        837,617
Premier Portfolio -Institutional
   Class(i)                                               837,617        837,617
                                                                     -----------
      Total Money Market Funds
         (Cost $1,675,234)                                             1,675,234
                                                                     -----------
TOTAL INVESTMENTS-119.09%
   (Cost $10,525,517)                                                 10,535,551
                                                                     -----------
OTHER ASSETS LESS LIABILITIES-(19.09)%                                (1,688,859)
                                                                     -----------
NET ASSETS-100.00%                                                   $ 8,846,692
                                                                     -----------

Investment Abbreviations:

Ctfs.    -- Certificates
Deb.     -- Debentures
Disc.    -- Discounted
Gtd.     -- Guaranteed
Jr.      -- Junior
REIT     -- Real Estate Investment Trust
Sr.      -- Senior
Sub.     -- Subordinated
TBA      -- To Be Assigned
Unsec.   -- Unsecured
Unsub.   -- Unsubordinated

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at November 30, 2007 was $8,305,472, which represented 93.88% of the Fund's Net Assets. See
     Note 1A.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at November 30, 2007 was $980,932, which represented 11.09% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at November 30, 2007 represented 4.46% of the Fund's Net Assets. See Note 1A.

(e)  Perpetual bond with no specified maturity date.

(f) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(g) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(h) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Series M

SCHEDULE OF INVESTMENTS (a)
November 30, 2007
(Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------    -----------
ASSET-BACKED SECURITIES-66.17%
COLLATERALIZED MORTGAGE OBLIGATIONS-66.17% (B)
Bear Stearns Commerical Mortgage
   Securities-Series 2007-T28,
   Class AM, Pass Through Ctfs.,
   5.84%, 09/11/42                                     $  250,000    $   245,474
                                                                     -----------
Commercial Mortgage Pass Through
   Ctfs.-Series 2006-C7, Class
   A4, Floating Rate Pass
   Through Ctfs., 5.77%,
   06/10/46(c)                                             25,000         25,750
                                                                     -----------
CS First Boston Mortgage
   Securities Corp.-Series
   2004-C5, Class A2, Pass
   Through Ctfs., 4.18%, 11/15/37                         290,000        286,479
                                                                     -----------
Fannie Mae REMICS-Series
   2006-123, Class BO, Pass
   Through Ctfs., 6.22%,
   01/25/37(d)                                            851,898        688,020
                                                                     -----------
Freddie Mac REMICS,
   -Series 2405, Class PE,
   Pass Through Ctfs.,
   6.00%, 01/15/17                                        599,301        620,971
                                                                     -----------
   -Series 2425, Class JH,
   Pass Through Ctfs.,
   6.00%, 03/15/17                                        552,354        570,310
                                                                     -----------
GMAC Commercial Mortgage
   Securities Inc.-Series
   2001-C1, Class A2, Pass
   Through Ctfs., 6.47%, 04/15/34                         399,946        416,416
                                                                     -----------
Greenwich Capital Commercial
   Funding Corp.-Series
   2007-GG9, Class AM, Pass
   Through Ctfs., 5.48%, 03/10/39                         500,000        482,356
                                                                     -----------
JP Morgan Mortgage Trust-Series
   2006-A3, Class 2A3, Floating
   Rate Pass Through Ctfs.,
   5.62%, 05/25/36(c)                                     750,000        756,051
                                                                     -----------
LB-UBS Commercial Mortgage
   Trust-Series 2007-C1, Class
   AM, Pass Through Ctfs.,
   5.46%, 02/15/40                                        500,000        479,908
                                                                     -----------
Structured Adjustable Rate Mortgage Loan Trust,
   -Series 2004-1, Class 3A1,
   Floating Rate Pass Through Ctfs.,
   7.47%, 02/25/34(c)                                     204,837        208,076
                                                                     -----------
   -Series 2004-6, Class 1A,
   Floating Rate Pass Through Ctfs.,
   7.60%, 06/25/34(c)                                     128,700        129,795
                                                                     -----------
Wells Fargo Mortgage Backed Securities Trust,
   -Series 2005-AR12, Class 2A6,
   Floating Rate Pass Through Ctfs.,
   4.32%, 07/25/35(c)                                     400,437        396,851
                                                                     -----------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)
   -Series 2005-AR8, Class 2A1,
   Floating Rate Pass Through Ctfs.,
   4.53%, 06/25/35(c)                                  $  451,157     $  449,600
                                                                     -----------
      Total Asset-Backed Securities
         (Cost $5,707,948)                                             5,756,057
                                                                     -----------
U.S. MORTGAGE-BACKED SECURITIES-60.58%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-60.58%
   (B)
   Pass Through Ctfs.,
   5.50%, 11/01/34 to 02/01/35                            864,034        867,058
   5.00%, 02/01/35                                        440,797        432,863
   6.00%, 09/01/36                                        751,074        764,285
   Pass Through Ctfs., TBA,
   5.50%, 01/01/38(e)                                   3,200,000      3,205,501
                                                                     -----------
      Total U.S. Mortgage-Backed Securities
         (Cost $5,199,490)                                             5,269,707
                                                                     -----------
U.S. GOVERNMENT AGENCY SECURITIES-1.17%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-1.17%
Unsec. Disc. Notes, 4.50%, 12/24/07
   (Cost $101,707)(d)                                     102,000(f)     101,707
                                                                     -----------
MONEY MARKET FUNDS-8.35%
Liquid Assets Portfolio
   -Institutional Class(g)                                363,163        363,163
                                                                     -----------
Premier Portfolio -Institutional
   Class(g)                                               363,163        363,163
                                                                     -----------
      Total Money Market Funds
         (Cost $726,326)                                                 726,326
                                                                     -----------
TOTAL INVESTMENTS-136.27%
   (Cost $11,735,471)                                                 11,853,797
                                                                     -----------
OTHER ASSETS LESS LIABILITIES-(36.27)%                                (3,155,326)
                                                                     -----------
NET ASSETS-100.00%                                                   $ 8,698,471
                                                                     ===========

Investment Abbreviations:

Ctfs.    -- Certificates
Disc.    -- Discount
REMICS   -- Real Estate Mortgage Investment Conduit
TBA      -- To Be Assigned
Unsec.   -- Unsecured

Series M

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at November 30,2007 was $11,025,764, which represented 126.76% of the Fund's Net Assets. See Note 1A.

(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2007.

(d) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(e) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(f) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Core Allocation Portfolio Series

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Funds may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

AIM Core Allocation Portfolio Series

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Funds may periodically participate in litigation related to the Funds' investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of such Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the advisor.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS - The Funds may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Funds sell a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Funds, the dollar roll transactions are accounted for as financing transactions in which the Funds receive compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Funds will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Funds exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time a Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, a Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by a Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

AIM Core Allocation Portfolio Series

E. FUTURES CONTRACTS - The Funds may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the such Fund's basis in the contract. If such Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F. COLLATERAL - To the extent each Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is such Fund's practice to replace such collateral no later than the next business day.

AIM Core Allocation Portfolio Series

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Funds are permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Funds and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended November 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

SERIES C

                                 VALUE      PURCHASES     PROCEEDS       VALUE     DIVIDEND
FUND                           08/31/07      AT COST     FROM SALES    11/30/07     INCOME
----                          ----------   ----------   -----------   ----------   --------
Liquid Assets Portfolio
   -- Institutional Class     $  526,844   $4,724,188   $(4,413,415)  $  837,617    $4,976
Premier  Portfolio-
   Institutional Class           526,844    4,724,188    (4,413,415)     837,617     4,985
                              ----------   ----------   -----------   ----------    ------
   TOTAL INVESTMENTS
      IN AFFILIATES           $1,053,688   $9,448,376   $(8,826,830)  $1,675,234    $9,961
                              ==========   ==========   ===========   ==========    ======

SERIES M

                                 VALUE      PURCHASES     PROCEEDS       VALUE     DIVIDEND
FUND                           08/31/07      AT COST     FROM SALES    11/30/07     INCOME
----                          ----------   ----------   -----------   ----------   --------
Liquid Assets Portfolio
   - Institutional Class      $  662,532   $  883,462   $(1,182,831)   $363,163     $ 5,269
Premier  Portfolio-
   Institutional Class           662,532      883,462    (1,182,831)    363,163       5,273
                              ----------   ----------   -----------    --------     -------
   TOTAL INVESTMENTS
      IN AFFILIATES           $1,325,064   $1,766,924   $(2,365,662)   $726,326     $10,542
                              ==========   ==========   ===========    ========     =======

AIM Core Allocation Portfolio Series

NOTE 3 -- FUTURES CONTRACTS

On November 30, 2007, $161,000 principal amount of U.S. Government obligations were pledged as collateral to cover margin requirements for open futures contracts.

SERIES C

                        OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------
                                                                        UNREALIZED
                              NUMBER OF      MONTH/         VALUE      APPRECIATION
CONTRACT                      CONTRACTS    COMMITMENT     11/30/07    (DEPRECIATION)
--------                      ---------   ------------   ----------   --------------
U.S. Treasury 5 Year Notes        35      Mar-08/Long    $3,853,828      $ 12,338
U.S. Treasury 10 Year Notes       17      Mar-08/Long     1,924,453        13,245
                                                          5,778,281        25,583
U.S. Treasury Long Bonds           4      Dec-08/Short   $ (468,750)     $(11,540)
                                                         ----------      --------
Total Futures Contracts                                  $5,309,531      $ 14,043
                                                         ==========      ========

On November 30, 2007, $102,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

SERIES M

                         OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------
                                                                          UNREALIZED
                              NUMBER OF       MONTH/          VALUE      APPRECIATION
CONTRACT                      CONTRACTS     COMMITMENT      11/30/07    (DEPRECIATION)
--------                      ---------   -------------   -----------   --------------
U.S. Treasury 10 Year Notes        3      Mar.-08/Long    $   339,609     $   2,337
U.S. Treasury 20 Year Bond        20      Dec.-07/Short    (2,343,750)     (118,012)
                                                          -----------     ---------
                                                          $(2,004,141)    $(115,675)
                                                          ===========     =========

AIM Core Allocation Portfolio Series

NOTE 4 -- INVESTMENT SECURITIES

During the three months ended November 30, 2007, purchases and sales of investments (excluding short-term investments) were as follows:

                PURCHASES
             (EXCLUDING U.S.   SALES (EXCLUDING   PURCHASES OF U.S.   SALES OF U.S.
                 TREASURY        U.S TREASURY          TREASURY          TREASURY
               SECURITIES)        SECURITIES)         SECURITIES        SECURITIES
             ---------------   ----------------   -----------------   -------------
Series C        11,619,532       (13,682,947)             --                  --
Series M           251,360        (1,791,580)             --            (420,955)

     At November 30, 2007, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                                                                NET UNREALIZED
                                 UNREALIZED      UNREALIZED      APPRECIATION
             FEDERAL TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
             ----------------   ------------   --------------   --------------
Series C        10,553,762          89,028        (107,239)         (18,211)
Series M        11,735,471         166,751         (48,425)         118,326

     For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

Item 2. Controls and Procedures.

     (a) As of December 17, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 17, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Core Allocation Portfolio Series


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: January 29, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: January 29, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: January 29, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.